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                       SUPPLEMENT DATED SEPTEMBER 2, 1999
       TO PROSPECTUS OF THE OAKMARK FAMILY OF FUNDS DATED JANUARY 4, 1999
                            CHANGE OF TRANSFER AGENT

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As of September 1, 1999, Nvest Services Company, Inc., an affiliate of the
Adviser, is the Funds' transfer agent. Nvest Services Company, Inc. will provide all transfer agency services described in the prospectus. The address and phone number of the transfer agent will remain the same.